Financial risk management (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Notional value	$ 72,445
Fair value of derivative financial assets (liability)	24	$ (25)
Foreign Exchange Rate Risk [Member] | Cross Currency Swap C D I X U S [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	488	488
Fair value of derivative financial assets (liability)	$ (50)	(85)
Maturity	2029
Foreign Exchange Rate Risk [Member] | Short Position Foreign Currency Forwards [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (31)	(20)
Maturity	2026
Interest rate risk [member] | Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 3,312	3,008
Fair value of derivative financial assets (liability)	69	53
Price Risk [Member] | Future Contracts Crude Oil And Oil Products [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	409	(3,045)
Fair value of derivative financial assets (liability)	$ 5	7
Maturity	2026
Price Risk [Member] | Swap Short Position Soybean Oil [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 9
Maturity	2026
Price Risk [Member] | Options Long Put Soybean Oil [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value		$ (4)
Maturity	2026